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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended January 31, 2009. This series has April 30 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 126.3%
CONSUMER DISCRETIONARY 20.4%
Auto Components 1.3%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	$680,000	$214,200
8.375%, 12/15/2014	1,520,000	281,200
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	6,380,000	2,520,100
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	2,405,000	2,272,725
9.00%, 07/01/2015	1,210,000	1,122,275

		6,410,500

Automobiles 1.9%
Ford Motor Co.:
5.54%, 04/15/2009	7,404,000	7,080,075
7.70%, 05/15/2097	12,420,000	2,049,300

		9,129,375

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	2,290,000	1,923,600
Service Corporation International, 6.75%, 04/01/2015	110,000	101,200

		2,024,800

Hotels, Restaurants & Leisure 3.7%
Boyd Gaming Corp., 7.75%, 12/15/2012	235,000	209,150
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	4,169,000	2,355,485
8.125%, 05/15/2011	1,350,000	533,250
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	2,738,000	314,870
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	2,350,000	481,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,243,000	621,500
MGM MIRAGE, 8.50%, 09/15/2010	1,165,000	943,650
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	145,000	134,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	1,844,000	1,622,720
Seneca Gaming Corp., 7.25%, 05/01/2012	2,920,000	2,350,600
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	5,300,000	3,286,000
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	815,000	232,275
9.625%, 06/01/2014	775,000	158,875
12.25%, 07/15/2016 144A	329,000	195,755
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	4,516,000	688,690
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,275,000	4,074,937

		18,203,632

Household Durables 5.5%
Centex Corp., 5.80%, 09/15/2009	3,810,000	3,714,750
D.R. Horton, Inc.:
4.875%, 01/15/2010	1,685,000	1,592,325
6.00%, 04/15/2011	285,000	249,375
9.75%, 09/15/2010	4,385,000	4,209,600
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	2,185,000	1,802,625
8.00%, 04/01/2012	1,375,000	522,500
11.50%, 05/01/2013	475,000	393,063
Lennar Corp.:
5.125%, 10/01/2010	5,415,000	4,480,912
7.625%, 03/01/2009	1,630,000	1,597,400
Libbey, Inc., FRN, 9.57%, 06/01/2011	4,960,000	2,207,200

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Meritage Homes Corp.:
6.25%, 03/15/2015	$2,136,000	$1,324,320
7.00%, 05/01/2014	3,050,000	1,997,750
Pulte Homes, Inc.:
7.875%, 08/01/2011	1,555,000	1,461,700
8.125%, 03/01/2011	1,177,000	1,112,265

		26,665,785

Internet & Catalog Retail 0.3%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	2,565,000	1,551,825

Media 3.3%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	685,000	585,675
10.875%, 09/15/2014 144A	7,285,000	6,337,950
CSC Holdings, Inc.:
7.625%, 04/01/2011	25,000	25,000
8.50%, 04/15/2014 144A	810,000	799,875
DirectTV Holdings, LLC, 7.625%, 05/15/2016	110,000	108,625
Idearc, Inc., 8.00%, 11/15/2016	8,610,000	312,112
Ion Media Networks, Inc., FRN, 11.00%, 01/15/2013 144A	5,105,093	255,255
Lamar Media Corp.:
7.25%, 01/01/2013	440,000	364,100
Ser. B, 6.625%, 08/15/2015	1,015,000	766,325
Mediacom, LLC, 7.875%, 02/15/2011	1,440,000	1,360,800
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	4,597,000	1,379,100
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,544,000	2,525,100
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,270,000	510,750
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	2,270,000	578,850
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	4,739,000	35,542
10.00%, 03/01/2011 •	3,455,000	25,913

		15,970,972

Multiline Retail 0.4%
Macy’s, Inc., 7.875%, 07/15/2015	1,320,000	1,013,280
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,610,000	724,500

		1,737,780

Specialty Retail 1.6%
American Achievement Corp., 8.25%, 04/01/2012 144A	7,545,000	6,073,725
AutoZone, Inc., 6.50%, 01/15/2014	85,000	83,123
Best Buy, Inc., 6.75%, 07/15/2013	910,000	827,423
Staples, Inc., 9.75%, 01/15/2014	820,000	872,991

		7,857,262

Textiles, Apparel & Luxury Goods 2.0%
AAC Group Holdings Corp., Step Bond, 10.25%, 10/01/2012 ††	1,055,000	685,750
Oxford Industries, Inc., 8.875%, 06/01/2011	7,288,000	5,502,440
Visant Corp., 7.625%, 10/01/2012	3,940,000	3,565,700

		9,753,890

CONSUMER STAPLES 2.0%
Beverages 0.5%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	2,470,000	2,509,942

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.0%
Dean Foods Co., 6.625%, 05/15/2009	$65,000	$65,000
Del Monte Foods Co.:
6.75%, 02/15/2015	675,000	637,875
8.625%, 12/15/2012	2,946,000	3,004,920
Tyson Foods, Inc., 7.35%, 04/01/2016	1,370,000	1,132,712

		4,840,507

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	200,000	141,000

Tobacco 0.5%
Altria Group, Inc., 9.70%, 11/10/2018	2,070,000	2,268,855

ENERGY 21.0%
Energy Equipment & Services 3.2%
Bristow Group, Inc., 7.50%, 09/15/2017	3,085,000	2,267,475
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,130,000	2,457,050
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	7,635,000	5,478,113
Parker Drilling Co., 9.625%, 10/01/2013	2,350,000	1,750,750
PHI, Inc., 7.125%, 04/15/2013	5,195,000	3,350,775

		15,304,163

Oil, Gas & Consumable Fuels 17.8%
Chesapeake Energy Corp.:
7.50%, 09/15/2013	8,500,000	7,820,000
9.50%, 02/15/2015	2,790,000	2,748,150
Delta Petroleum Corp., 7.00%, 04/01/2015	4,450,000	1,624,250
El Paso Corp.:
6.75%, 05/15/2009	810,000	810,034
7.00%, 06/15/2017	95,000	87,400
7.42%, 02/15/2037	2,960,000	2,160,800
12.00%, 12/12/2013	815,000	878,163
Encore Acquisition Co., 6.00%, 07/15/2015	4,320,000	3,477,600
Exco Resources, Inc., 7.25%, 01/15/2011	6,721,000	5,679,245
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	3,685,000	2,966,425
Forest Oil Corp.:
7.25%, 06/15/2019	3,560,000	2,981,500
7.25%, 06/15/2019 144A	2,410,000	2,018,375
Frontier Oil Corp., 6.625%, 10/01/2011	2,140,000	2,054,400
Inergy Holdings, LP, 8.75%, 03/01/2015 144A	1,595,000	1,515,250
Newfield Exploration Co.:
6.625%, 04/15/2016	3,205,000	2,852,450
7.125%, 05/15/2018	3,680,000	3,266,000
Peabody Energy Corp.:
5.875%, 04/15/2016	6,915,000	6,258,075
7.875%, 11/01/2026	2,015,000	1,722,825
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	7,365,000	6,205,012
10.50%, 08/01/2014 144A	1,235,000	1,182,512
Plains Exploration & Production Co., 7.625%, 06/01/2018	3,385,000	2,911,100
Quicksilver Resources, Inc., 8.25%, 08/01/2015	980,000	793,800
Range Resources Corp.:
7.25%, 05/01/2018	425,000	387,813
7.50%, 10/01/2017	470,000	438,275
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,530,000	1,891,175
7.50%, 11/30/2016	7,855,000	5,822,519
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	895,000	711,525

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Southwestern Energy Co., 7.50%, 02/01/2018 144A	$1,025,000	$973,750
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	720,000	154,800
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	820,000	817,950
Tesoro Corp.:
6.50%, 06/01/2017	6,685,000	5,013,750
6.625%, 11/01/2015	100,000	79,125
Williams Cos.:
7.50%, 01/15/2031	5,520,000	4,509,547
8.125%, 03/15/2012	3,700,000	3,681,500

		86,495,095

FINANCIALS 20.3%
Capital Markets 2.4%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	110,000	51,150
12.50%, 11/30/2017 144A	3,001,562	1,680,875
12.50%, 11/30/2017	1,394,375	780,850
Goldman Sachs Group, Inc.:
6.15%, 04/01/2018	3,537,000	3,235,237
7.50%, 02/15/2019	1,080,000	1,070,788
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	410,000	59,450
Morgan Stanley:
6.625%, 04/01/2018	4,370,000	4,005,686
FRN, 1.57%, 10/15/2015	905,000	620,678

		11,504,714

Consumer Finance 12.2%
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	2,745,000	1,660,725
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	12,140,000	10,287,278
9.75%, 09/15/2010	6,392,000	5,277,459
General Electric Capital Corp.:
5.625%, 05/01/2018	815,000	752,885
5.875%, 01/14/2038	1,690,000	1,348,142
6.15%, 08/07/2037	1,210,000	996,460
6.875%, 01/10/2039	2,150,000	1,910,548
GMAC, LLC:
5.625%, 05/15/2009	1,165,000	1,117,724
6.75%, 12/01/2014 144A	574,000	373,453
6.875%, 09/15/2011 144A	9,670,000	7,617,339
6.875%, 08/28/2012 144A	5,597,000	4,005,157
7.00%, 02/01/2012 144A	167,000	121,930
7.50%, 12/31/2013 144A	1,815,000	1,071,685
7.75%, 01/19/2010	5,085,000	4,400,844
8.00%, 12/31/2018 144A	2,387,000	943,701
FRN, 3.40%, 05/15/2009	11,605,000	10,865,181
International Lease Finance Corp.:
4.375%, 11/01/2009	670,000	611,611
4.75%, 07/01/2009	790,000	760,957
4.75%, 01/13/2012	105,000	77,667
4.875%, 09/01/2010	2,285,000	1,898,243
5.00%, 04/15/2010	100,000	87,093
5.125%, 11/01/2010	155,000	126,654
5.75%, 06/15/2011	1,301,000	1,010,587
6.375%, 03/15/2009	828,000	819,317
Sprint Capital Corp., 6.875%, 11/15/2028	2,485,000	1,413,011

		59,555,651

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 2.1%
Fresenius Finance II, Inc., 9.00%, 07/15/2015 144A	$220,000	$222,750
Leucadia National Corp.:
7.125%, 03/15/2017	825,000	610,500
8.125%, 09/15/2015	11,430,000	9,315,450

		10,148,700

Real Estate Investment Trusts (REITs) 3.0%
Host Marriott Corp.:
7.125%, 11/01/2013	2,080,000	1,809,600
Ser. O, 6.375%, 03/15/2015	45,000	36,225
Ser. Q, 6.75%, 06/01/2016	2,185,000	1,758,925
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	5,495,000	5,082,875
7.00%, 01/15/2016	905,000	809,975
Ventas, Inc.:
6.75%, 04/01/2017	2,438,000	2,047,920
7.125%, 06/01/2015	2,480,000	2,201,000
9.00%, 05/01/2012	985,000	985,000

		14,731,520

Thrifts & Mortgage Finance 0.6%
Residential Capital, LLC, 8.50%, 05/15/2010 144A ρ	4,110,000	2,918,100

HEALTH CARE 5.7%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 11.625%, 10/15/2017	250,000	233,750
Universal Hospital Services, Inc., 8.50%, 06/01/2015	189,000	160,650

		394,400

Health Care Providers & Services 5.6%
HCA, Inc.:
7.875%, 02/01/2011	2,929,000	2,789,873
8.75%, 09/01/2010	2,165,000	2,137,938
9.25%, 11/15/2016	7,625,000	7,300,937
9.625%, 11/15/2016	6,545,000	5,514,162
Humana, Inc., 7.20%, 06/15/2018	3,560,000	2,997,605
Omnicare, Inc., 6.125%, 06/01/2013	6,890,000	6,304,350
Symbion, Inc., 11.00%, 08/23/2015	743,929	305,011

		27,349,876

INDUSTRIALS 13.4%
Aerospace & Defense 4.9%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,990,000	1,920,350
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	135,000	47,925
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	19,675,000	18,101,000
6.375%, 10/15/2015	1,516,000	1,428,830
Sequa Corp.:
11.75%, 12/01/2015 144A	130,000	52,650
13.50%, 12/01/2015 144A	820,293	291,204
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	3,205,000	1,971,075

		23,813,034

Building Products 0.2%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	1,425,000	798,000

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	$990,000	$961,796
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	5,170,000	4,717,578
9.25%, 05/01/2021	3,715,000	3,837,398
Corrections Corporation of America, 6.75%, 01/31/2014	170,000	164,050
Geo Group, Inc., 8.25%, 07/15/2013	785,000	694,725
Mobile Mini, Inc., 6.875%, 05/01/2015	4,285,000	3,063,775
Toll Corp.:
8.25%, 02/01/2011	5,760,000	5,616,000
8.25%, 12/01/2011	5,000	4,850

		19,060,172

Machinery 1.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	15,831,000	7,203,105

Road & Rail 2.2%
Kansas City Southern:
8.00%, 06/01/2015	9,665,000	8,746,825
13.00%, 12/15/2013	2,040,000	2,121,600

		10,868,425

Trading Companies & Distributors 0.7%
United Rentals, Inc., 6.50%, 02/15/2012	3,975,000	3,279,375

INFORMATION TECHNOLOGY 4.8%
Communications Equipment 0.4%
EchoStar Corp.:
6.625%, 10/01/2014	1,675,000	1,528,438
7.125%, 02/01/2016	685,000	633,625

		2,162,063

Electronic Equipment, Instruments & Components 3.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,655,000	3,271,225
Jabil Circuit, Inc., 8.25%, 03/15/2018	15,830,000	12,189,100
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,925,000	837,375

		16,297,700

IT Services 0.5%
iPayment, Inc., 9.75%, 05/15/2014	2,850,000	1,724,250
Unisys Corp., 6.875%, 03/15/2010	1,289,000	818,515

		2,542,765

Semiconductors & Semiconductor Equipment 0.5%
Spansion, Inc.:
11.25%, 01/15/2016 144A •	1,791,000	71,640
FRN, 5.33%, 06/01/2013 144A •	8,430,000	2,170,725

		2,242,365

MATERIALS 12.9%
Chemicals 4.1%
Airgas, Inc., 7.125%, 10/01/2018 144A	125,000	115,312
Huntsman, LLC:
7.375%, 01/01/2015	1,000,000	515,000
11.625%, 10/15/2010	3,880,000	3,734,500
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	5,555,000	4,617,594
Lubrizol Corp., 8.875%, 02/01/2019	885,000	907,898
MacDermid, Inc., 9.50%, 04/15/2017 144A	1,791,000	886,545

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	$1,350,000	$600,750
10.875%, 12/01/2014	2,224,809	745,311
11.50%, 12/01/2016	465,000	116,250
Mosaic Co.:
7.30%, 01/15/2028	3,155,000	2,719,739
7.625%, 12/01/2016 144A	4,665,000	4,391,398
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	5,285,000	766,325

		20,116,622

Construction Materials 1.9%
CPG International, Inc.:
10.50%, 07/01/2013	9,700,000	5,480,500
FRN, 8.56%, 07/01/2012	2,095,000	1,162,725
CRH America, Inc., 8.125%, 07/15/2018	1,265,000	962,072
Texas Industries, Inc., 7.25%, 07/15/2013 144A	2,355,000	1,789,800

		9,395,097

Containers & Packaging 2.2%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	1,286,000	636,570
Exopack Holding Corp., 11.25%, 02/01/2014	8,370,000	4,896,450
Graham Packaging Co., 8.50%, 10/15/2012	3,865,000	2,976,050
Graphic Packaging International, Inc., 8.50%, 08/15/2011	2,365,000	2,093,025

		10,602,095

Metals & Mining 2.8%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,030,000	953,727
8.25%, 04/01/2015	1,820,000	1,551,046
8.375%, 04/01/2017	12,040,000	10,007,010
Indalex Holdings Corp., 11.50%, 02/01/2014	5,985,000	822,938

		13,334,721

Paper & Forest Products 1.9%
Georgia Pacific Corp.:
8.125%, 05/15/2011	1,970,000	1,910,900
8.875%, 05/15/2031	160,000	122,400
International Paper Co., 7.95%, 06/15/2018	6,520,000	5,287,511
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	1,810,000	751,150
11.375%, 08/01/2016	3,675,000	1,047,375

		9,119,336

TELECOMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 4.8%
Citizens Communications Co.:
7.875%, 01/15/2027	1,760,000	1,313,400
9.25%, 05/15/2011	5,680,000	5,751,000
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	865,000	488,725
Qwest Corp.:
6.50%, 06/01/2017	2,665,000	2,251,925
7.50%, 06/15/2023	1,725,000	1,285,125
7.875%, 09/01/2011	1,045,000	1,039,775
8.875%, 03/15/2012	10,225,000	10,225,000
West Corp., 9.50%, 10/15/2014	1,335,000	914,475

		23,269,425

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 5.1%
Centennial Communications Corp., 8.125%, 02/01/2014	$6,605,000	$6,803,150
Cricket Communications, Inc., 9.375%, 11/01/2014	1,450,000	1,326,750
MetroPCS Communications, Inc.:
9.25%, 11/01/2014 144A	1,830,000	1,688,175
9.25%, 11/01/2014	6,520,000	6,071,750
Sprint Nextel Corp.:
6.90%, 05/01/2019	4,120,000	2,764,825
Ser. D, 7.375%, 08/01/2015	5,965,000	2,804,826
Ser. E, 6.875%, 10/31/2013	7,040,000	3,416,146

		24,875,622

UTILITIES 15.9%
Electric Utilities 12.4%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	8,870,000	8,936,525
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	18,294,000	19,222,055
CMS Energy Corp., 8.50%, 04/15/2011	860,000	870,344
Edison Mission Energy, 7.00%, 05/15/2017	140,000	130,900
Energy Future Holdings Corp.:
10.875%, 11/01/2017	270,000	214,650
11.25%, 11/01/2017	5,055,000	2,957,175
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	395,000	337,725
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	4,959,159	4,599,619
Mirant North America, LLC, 7.375%, 12/31/2013	4,390,000	4,258,300
NRG Energy, Inc., 7.375%, 02/01/2016	10,190,000	9,731,450
Orion Power Holdings, Inc., 12.00%, 05/01/2010	8,070,000	8,271,750
Public Service Company of New Mexico, 7.95%, 04/01/2015	1,050,000	935,506

		60,465,999

Independent Power Producers & Energy Traders 3.3%
AES Corp.:
8.00%, 10/15/2017	275,000	259,875
8.00%, 06/01/2020 144A	1,330,000	1,216,950
Dynegy Holdings, Inc., 7.50%, 06/01/2015	395,000	316,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	13,328,000	12,361,720
7.625%, 06/15/2014	1,400,000	1,151,500
7.875%, 06/15/2017	703,000	572,945

		15,878,990

Multi-Utilities 0.2%
PNM Resources, Inc., 9.25%, 05/15/2015	920,000	832,600

Total Corporate Bonds (cost $771,961,815)		613,625,855

YANKEE OBLIGATIONS – CORPORATE 8.1%
ENERGY 2.7%
Energy Equipment & Services 0.8%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	6,390,000	3,865,950

Oil, Gas & Consumable Fuels 1.9%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	3,145,000	1,195,100
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	11,801,000	4,189,355
9.50%, 12/01/2016	1,460,000	528,315
OPTI Canada, Inc.:
7.875%, 12/15/2014	1,310,000	589,500
8.25%, 12/15/2014	3,830,000	1,780,950

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
TransCanada Pipelines, Ltd.:
7.125%, 01/15/2019	$260,000	$276,078
7.625%, 01/15/2039	825,000	861,212

		9,420,510

FINANCIALS 1.5%
Consumer Finance 0.2%
Petroplus Finance, Ltd., 7.00%, 05/01/2017 144A	315,000	229,950
Virgin Media Finance plc, 9.125%, 08/15/2016	940,000	794,300

		1,024,250

Diversified Financial Services 1.3%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	6,086,500	3,986,658
FRN:
6.20%, 09/01/2011 144A	630,000	447,300
6.20%, 09/01/2011	785,000	557,350
Preferred Term Securities XII, Ltd., FRN, 3.50%, 12/24/2033 + •	1,540,000	10,395
Ship Finance International, Ltd., 8.50%, 12/15/2013	1,400,000	1,100,750

		6,102,453

INDUSTRIALS 1.3%
Road & Rail 1.3%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	3,444,000	2,979,060
9.375%, 05/01/2012	3,680,000	3,523,600

		6,502,660

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment, Instruments & Components 0.2%
Celestica, Inc., 7.875%, 07/01/2011	895,000	850,250

MATERIALS 1.4%
Metals & Mining 1.4%
Evraz Group SA:
8.875%, 04/24/2013 144A	330,000	206,250
9.50%, 04/24/2018 144A	275,000	166,375
Novelis, Inc., 7.25%, 02/15/2015	7,070,000	3,994,550
Vedanta Resources plc:
9.50%, 07/18/2018 144A	1,510,000	868,250
9.50%, 07/18/2018	2,500,000	1,449,261

		6,684,686

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	4,150,000	3,911,375
8.875%, 01/15/2015 144A	410,000	377,200
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	1,000,000	770,000

		5,058,575

Total Yankee Obligations – Corporate (cost $61,230,518)		39,509,334

9

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Share	Value

COMMON STOCKS 0.5%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Alpha Natural Resources, Inc. *	10,254	$167,345
Chesapeake Energy Corp.	4,083	64,552
Frontier Oil Corp.	27,288	389,673
Newfield Exploration Co.	3,844	73,766
Pioneer Natural Resources Co.	4,306	63,040

		758,376

INDUSTRIALS 0.1%
Construction & Engineering 0.1%
KBR, Inc.	25,942	367,339

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	4,898	73,323

Software 0.1%
Microsoft Corp.	18,570	317,547

MATERIALS 0.2%
Chemicals 0.1%
Mosaic Co.	13,717	489,285

Metals & Mining 0.1%
AK Steel Holding Corp.	33,034	266,584
Freeport-McMoRan Copper & Gold, Inc.	9,796	246,272

		512,856

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp.	31,542	76,647

Total Common Stocks (cost $3,300,541)		2,595,373

CLOSED END MUTUAL FUND SHARES 0.6%
Dreyfus High Yield Strategies Fund	411,242	1,130,915
Eaton Vance Limited Duration Income Trust	63,761	699,458
LMP Corporate Loan Fund, Inc.	30,704	210,322
New America High Income Fund, Inc.	148,953	844,566
Wellington High Yield Plus Fund, Inc.	9,355	22,546

Total Closed End Mutual Fund Shares (cost $2,513,845)		2,907,807

	Principal Amount	Value

DEPOSITORY SHARES 0.1%
FINANCIALS 0.1%
Diversified Financial Services 0.1%
JPMorgan Chase & Co., 7.90%, 12/31/2049 (cost $381,171)	$515,000	392,370

LOANS 9.6%
CONSUMER DISCRETIONARY 5.1%
Education Management, LLC, N/A, 06/01/2013 <	1,535,000	1,190,485
Fontainebleau Resorts, LLC, FRN:
2.00%, 06/06/2014	1,311,610	337,110
5.44%, 06/06/2014	2,623,219	674,220
Ford Motor Co., FRN, 5.00%, 12/15/2013	5,846,299	2,060,411
General Motors Corp., FRN, 2.78%, 11/29/2013	6,287,919	2,722,291
Greektown Casino, LLC, FRN, 5.00%, 12/03/2012 <	1,370,172	546,972

10

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Idearc, Inc., FRN:
1.92%, 11/13/2013	$460,000	$170,734
3.42%, 11/17/2014	4,788,666	1,711,948
Ion Media Networks, Inc., FRN, 4.34%, 01/15/2012	9,155,000	3,433,125
Metaldyne Corp., FRN:
4.32%, 01/11/2012	2,030,889	599,133
9.88%, 01/11/2014	13,810,051	4,073,965
Newsday, LLC, 9.75%, 07/15/2013	5,070,000	4,450,497
Tower Automotive Holdings, FRN, 6.07%, 07/31/2013 <	970,182	558,398
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012 <	7,770,000	2,331,078

		24,860,367

CONSUMER STAPLES 1.1%
Merisant Co., FRN, 6.92%, 01/11/2010 <	6,581,805	5,133,808

ENERGY 0.8%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	1,475,000	549,674
Saint Acquisition Corp., FRN, 5.49%, 06/05/2014	3,820,000	1,718,847
Semgroup Energy Partners, FRN, 5.75%, 07/20/2012	2,445,000	1,764,825

		4,033,346

FINANCIALS 0.3%
Realogy Corp., FRN, 5.74%, 09/01/2014	2,527,172	1,508,898

INDUSTRIALS 0.9%
Clarke American Corp., FRN, 3.45%, 02/28/2014	3,010,768	1,613,802
Neff Corp.:
N/A, 05/31/2013 <	112,500	47,916
FRN, 3.93%, 11/30/2014	12,345,000	2,530,725

		4,192,443

INFORMATION TECHNOLOGY 0.4%
Activant Solutions, Inc., FRN:
3.44%, 05/02/2013	919,551	552,760
3.94%, 05/02/2013	964,761	595,605
iPayment, Inc., FRN, 2.96%, 05/10/2013	906,524	586,294

		1,734,659

MATERIALS 1.0%
Graham Packaging Co., N/A, 10/07/2011 <	1,745,956	1,386,604
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014	8,808,546	3,575,124

		4,961,728

Total Loans (cost $85,023,344)		46,425,249

	Shares	Value

SHORT-TERM INVESTMENTS 18.2%
MUTUAL FUND SHARES 18.2%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ##	84,128,917	84,128,917
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ρρ	4,144,498	4,144,498

Total Short-Term Investments (cost $88,273,415)		88,273,415

Total Investments (cost $1,012,684,649) 163.4%		793,729,403
Other Assets and Liabilities and Preferred Shares (63.4%)		(308,031,921)

Net Assets Applicable to Common Shareholders 100.0%		$485,697,482

11

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note

At January 31, 2009, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

06/20/2013	Deutsche	LCDX North America V2 Index	$2,245,550	3.25%	Quarterly	$ 87,672
06/20/2013	JPMorgan	LCDX North America V3 Index	4,481,400	3.25%	Quarterly	16,949
09/20/2013	Deutsch	GE Capital, 4.00%, 09/20/2013	1,015,000	4.00%	Quarterly	(5,693)
12/20/2013	CitiBank	GE Capital, 6.65%, 12/20/2013	1,515,000	6.65%	Quarterly	154,158
12/20/2013	Goldman Sachs	GE Capital, 4.50%, 12/20/2013	1,270,000	4.50%	Quarterly	21,229

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/20/2013	Bank of America	CDX North America HY Index	$3,217,500	5.00%	Quarterly	$ (31,355)
12/20/2013	Deutsche	CDX North America HY Index	4,781,700	5.00%	Quarterly	99,730
12/20/2013	Goldman Sachs	CDX North America HY Index	3,217,500	5.00%	Quarterly	(25,506)
12/20/2013	UBS	CDX North America HY Index	4,430,250	5.00%	Quarterly	173,617
03/20/2014	Credit Suisse	Sun Microsystems, Inc., 2.40%, 03/20/2014	740,000	2.40%	Quarterly	(3,369)
03/20/2014	Credit Suisse	Sun Microsystems, Inc., 2.00%, 03/20/2014	2,405,000	2.00%	Quarterly	32,208
03/20/2014	Goldman Sachs	Motorola, 6.15%, 03/20/2014	2,135,000	6.15%	Quarterly	(58,961)
03/20/2014	UBS	Pulte, 2.53%, 03/20/2014	3,475,000	2.53%	Quarterly	7,741
03/20/2014	UBS	Motorola, 5.80%, 03/20/2014	2,105,000	5.80%	Quarterly	(28,981)
03/20/2014	UBS	Expedia, 6.60%, 03/20/2014	2,535,000	6.60%	Quarterly	(123,434)
03/20/2014	UBS	Expedia, 6.65%, 03/20/2014	1,540,000	6.65%	Quarterly	(78,049)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,018,021,313. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,880,441 and $226,172,351, respectively, with a net unrealized depreciation of $224,291,910.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

12

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2009, the Fund had unfunded loan commitments of $5,218,413.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$93,776,595	$0
Level 2 – Other Significant Observable Inputs	699,952,808	237,956
Level 3 – Significant Unobservable Inputs	0	0

Total	$793,729,403	$237,956

*	Other financial instruments includes swap contracts.

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009